TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES
	As of March 31,
	2025	2026
	HKD	HKD
Trade payables	$262,345	$1,175,539
Payables to an investment partner	30,103,441	28,386,672
Accrued salaries and bonus	688,220	840,890
Other accrued expenses	45,000	1,932,892

Trade and other payables	$31,099,006	$32,335,993
Proceeds of subsequent issuance of ordinary shares received in advance	-	24,733,176

SCHEDULE OF TRADE AND BILLS PAYABLE

An aging analysis of the trade and bills payables as at the end of the reporting period, based on the invoice date, is as follows:

	As of March 31,
	2025	2026
	HKD	HKD
Within 1 month	$250,345	$74,080
1 to 3 months	12,000	547,242
Over 3 months	-	554,217
Total	$262,345	$1,175,539